Note 7 - Other Current and Non-current Assets	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
7.	OTHER CURRENT AND NON-CURRENT ASSETS

(a)	Other current assets	As at Sept. 30, 2018	As at March 31, 2018
	Prepaid expenses and deposits	$40,694	$32,900
	Customer acquisition costs	60,501	31,852
	Green certificates	37,234	42,230
	Gas delivered in excess of consumption	10,348	2,715
		$148,777	$109,697

(b)	Other non-current assets	As at Sept. 30, 2018	As at March 31, 2018
	Customer acquisition costs	$41,117	$17,101
	Other long-term assets	4,553	2,886
		$45,670	$19,987